Related Party Convertible Notes Payable	12 Months Ended
Dec. 31, 2013
Related Party Convertible Notes Payable [Abstract]
RELATED PARTY CONVERTIBLE NOTES PAYABLE
4.           RELATED PARTY CONVERTIBLE NOTES PAYABLE

During 2013, the Company borrowed $6,800,000 from a majority shareholder. These loans were convertible short term note agreements. The notes were unsecured, bore interest at 5% per annum and had a maturity date of December 31, 2013. The notes converted upon the completion of the reverse merger and converted into units of UTCH. Each unit consisted of (i) one share of the Common Stock and (ii) one warrant to purchase one share of the Common Stock. The conversion price was $1 per unit. The warrant may be exercised at a purchase price of $2.50 per share. The holder has a period to exercise of 5 years from the date of issuance. The Company analyzed the conversion options in the Convertible Promissory notes for derivative accounting consideration under ASC 815, Derivative and Hedging, and determines that the transactions do not qualify for derivative treatment. Further, the Company determined that there is no discount to be recognized under accounting for beneficial conversion feature as these notes were automatically converted into the Public Company stock upon completion of a merger which closed on September 24, 2013. On September 24, 2013, the Company issued 6,800,000 common shares and 6,800,000 warrants for the conversion of these notes.

The Company converted outstanding accrued interest of $105,000 due to a majority shareholder, into 115,500 common shares. The relative fair value of these shares was determined to be $57,915 and it was recorded as a debt discount. The full discount was amortized to interest expense during 2013.

In addition, the Company borrowed $240,000 in the form of short term related party notes and repaid $563,800 and converted $76,200 into common shares upon complete of the reverse merger (see note 1) during 2013. As of December 31, 2013, the balance due is $100,000.

On September 24, 2013, the Company issued 76,200 common shares and 76,200 warrants for the conversion of these notes.

During 2012, the Company borrowed $2,130,000 from a majority shareholder.  These loans were unsecured, bore interest at 5% per annum and originally matured December 22, 2012. In connection with the loans, on January 31, 2012, the note holder was guaranteed 4,000,000 common shares. The relative fair value of these shares was determined to be $2,206,278 and it was recorded as a debt discount. The full discount was amortized to interest expense during 2012. On May 23, 2012, the Company entered into an amended debt agreement with the shareholder whereby all accrued interest was paid in cash and the interest rate of 5% was replaced with a fixed amount of interest of $10,000 for all existing debt and any future debt. The Company evaluated the amendment under FASB ASC 470-50 and determined that the modification was not substantial. In 2012, the Company made cash payments on these notes totaling $630,000 and the remaining $4,000,000 was converted to common shares (see Note 8). As of December 31, 2012, the Company has a balance of $500,000 net discount due to related parties.

Additionally in 2012, the Company recorded amortization of debt discount on related party debt totaling $2,239,020